Related Parties - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 29, 2024	Jun. 30, 2022
Related Party Transaction [Line Items]
Interest expenses	¥ 379,931	¥ 343,982	¥ 268,666
Amounts due to a related party	1,064	9,364
Purchases from related party	13,289	9,672	1,068
Investment commitment	293,480	404,846
Goods [Member]
Related Party Transaction [Line Items]
Purchases from related party	125	0	0
Xiaopeng He [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	11,435	2,609	1,172
Xiaopeng He [Member] | Property, Plant and Equipment [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	4,248	0	0
Xiaopeng He [Member] | Operation Support Service [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	89,624	39,863	14,823
Xiaopeng He [Member] | Leasing Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,110	199	306
Tao He [Member] | Variable Interest Entity VIE Activities [Member]
Related Party Transaction [Line Items]
Equity interest held					50.00%
Related Party [Member]
Related Party Transaction [Line Items]
Interest expenses	0	0	¥ 2,402
Amount due from related parties	102,219	43,714
Related Party [Member] | Operation Support Service [Member]
Related Party Transaction [Line Items]
Amount due from related parties	95,948	41,889
Related Party [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Amount due from related parties	5,337	1,825
Related Party [Member] | Cost of Sales [Member] | Property, Plant and Equipment [Member]
Related Party Transaction [Line Items]
Amount due from related parties	934	0
Related Party [Member] | Purchase of Services [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	1,064	9,362
Principal Owner [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	¥ 0	¥ 2
Employee Group [Member] | Guangzhou Xuetao [Member]
Related Party Transaction [Line Items]
Equity interest held				100.00%